MARKETABLE SECURITIES AND FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2014
Summary of Available - for - Sale Marketable Securities

The available-for-sale marketable securities consist of the following (in thousands):

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2012:
U.S. treasuries	$29,371	$50	$—	$29,421
Mutual funds	500	8	—	508

Total investments	$29,871	$58	$—	$29,929

December 31, 2013:
U.S. treasuries	$35,900	$38	$(20)	$35,918
Mutual funds	500	8	—	508

Total investments	$36,400	$46	$(20)	$36,426

June 30, 2014:
U.S. treasuries	$52,566	$62	$(12)	$52,616
Mutual funds	500	9	—	509

Total investments	$53,066	$71	$(12)	$53,125

Summary of Financial Assets Measured at Fair Value on Recurring Basis

The following table summarizes the Company’s financial assets measured at fair value on a recurring basis (in thousands):

	Total Fair Value	Level I	Level II	Level III
Assets:
December 31, 2012:
Certificate of deposit	$2,315	$2,315	$—	$—
U.S. treasuries	29,421	29,421	—	—
Mutual funds	508	508	—	—
Interest rate cap (see also Note 8)	138	—	138	—

Total	$32,382	$32,244	$138	$—

December 31, 2013:
Certificates of deposit	$2,858	$2,858	$—	$—
U.S. treasuries	35,918	35,918	—	—
Mutual funds	508	508	—	—
Interest rate cap (see also Note 8)	47	—	47	—

Total	$39,331	$39,284	$47	$—

June 30, 2014:
Certificates of deposit	$2,317	$2,317	$—	$—
U.S. treasuries	52,616	52,616	—	—
Mutual funds	509	509	—	—
Interest rate cap (see also Note 8)	5	—	5	—

Total	$55,447	$55,442	$5	$—